Leases (Details) - Schedule of the Maturity of Operating Lease Liabilities - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of the Maturity of Operating Lease Liabilities [Abstract]
2025	$ 291,836
2026	314,775
Thereafter
Total lease payments	606,611
Less: imputed interest	(27,853)
Total lease liabilities	$ 578,758	$ 849,714